Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
Jun. 30, 2014
Operating Activities:
Net loss	$ (5,602,647)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on settlement of payables and accrued interest	4,654
Amortization of debt discount	670,282
Depreciation	2,036
Fair value of vested options and warrants	249,528
Fair value of common stock issued for services	1,005,418
Fair value of warrant modifications	564,849
Research and development costs payable in common stock	155,074
Cost of private placement	2,681,066
Change in fair value of derivative liabilities	(2,239,082)
Changes in operating assets and liabilities:
Other assets	(4,825)
Accounts payable and accrued expenses	662,857
Net cash used in operating activities	(1,850,790)
Investing Activities
Purchase of equipment	(2,141)
Net cash used in investing activities	(2,141)
Financing Activities
Proceeds from sale of 6% senior secured convertible notes-net	1,906,500
Net cash provided by financing activities	1,906,500
Net change in cash	53,569
Cash - beginning balance	266,210
Cash - ending balance	319,779
Supplemental disclosure of cash flow information:
Cash paid for income taxes	2,165
Supplemental disclosure of non-cash investing and financing transactions:
Conversion of convertible notes and accrued interest payable to common stock	436,315
Accrued research and development costs paid in shares of common stock	1,170,712
Derivative liability created on issuance of convertible notes and warrants	$ 4,587,566